Eaton Vance

Atlanta Capital Select Equity Fund

June 30, 2020

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 95.9%

Security	Shares	Value
Banks — 4.1%
U.S. Bancorp	950,696	$35,004,627

		$35,004,627

Beverages — 2.7%
Diageo PLC ADR(1)	173,162	$23,271,241

		$23,271,241

Chemicals — 3.4%
Sherwin-Williams Co. (The)	49,359	$28,522,098

		$28,522,098

Communications Equipment — 2.2%
Motorola Solutions, Inc.	130,095	$18,230,212

		$18,230,212

Containers & Packaging — 3.2%
Ball Corp.	394,734	$27,430,066

		$27,430,066

Electrical Equipment — 2.0%
AMETEK, Inc.	194,360	$17,369,953

		$17,369,953

Food Products — 1.7%
Nestle SA ADR	126,951	$14,020,468

		$14,020,468

Health Care Equipment & Supplies — 15.7%
Cooper Cos., Inc. (The)	87,567	$24,837,504
Danaher Corp.	134,174	23,725,988
DENTSPLY SIRONA, Inc.	475,348	20,943,833
STERIS PLC	156,915	24,077,038
Teleflex, Inc.	109,883	39,995,214

		$133,579,577

Hotels, Restaurants & Leisure — 2.6%
Aramark	977,945	$22,072,219

		$22,072,219

Insurance — 9.0%
Markel Corp.(2)	19,413	$17,921,499
White Mountains Insurance Group, Ltd.	65,919	58,534,095

		$76,455,594

Security	Shares	Value
Interactive Media & Services — 3.7%
Alphabet, Inc., Class C(2)	22,329	$31,564,498

		$31,564,498

IT Services — 20.8%
Booz Allen Hamilton Holding Corp., Class A	110,852	$8,623,177
Fidelity National Information Services, Inc.	150,734	20,211,922
Fiserv, Inc.(2)	464,990	45,392,324
Global Payments, Inc.	235,789	39,994,530
Mastercard, Inc., Class A	70,578	20,869,915
Visa, Inc., Class A	214,585	41,451,384

		$176,543,252

Life Sciences Tools & Services — 4.4%
Thermo Fisher Scientific, Inc.	103,246	$37,410,156

		$37,410,156

Professional Services — 2.1%
Verisk Analytics, Inc.	106,413	$18,111,493

		$18,111,493

Software — 6.4%
ANSYS, Inc.(2)	77,301	$22,551,021
Autodesk, Inc.(2)	77,659	18,575,256
Check Point Software Technologies, Ltd.(2)	124,085	13,330,451

		$54,456,728

Specialty Retail — 11.9%
O’Reilly Automotive, Inc.(2)	66,974	$28,240,926
Ross Stores, Inc.	302,842	25,814,252
TJX Cos., Inc. (The)	933,930	47,219,501

		$101,274,679

Total Common Stocks (identified cost $650,334,189)		$815,316,861

Short-Term Investments — 5.4%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 0.35%(3)	46,099,911	$46,099,911

Total Short-Term Investments (identified cost $46,101,877)		$46,099,911

Total Investments — 101.3% (identified cost $696,436,066)		$861,416,772

Other Assets, Less Liabilities — (1.3)%		$(10,829,850)

Net Assets — 100.0%		$850,586,922

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)

All or a portion of this security was on loan at June 30, 2020. The aggregate market value of securities on loan at June 30, 2020 was $7,508,907 and the total market value of the collateral received by the Fund was $7,640,770, comprised of U.S. government and/or agencies securities.

(2)	Non-income producing security.

(3)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of June 30, 2020.

Abbreviations:

ADR	-	American Depositary Receipt

The Fund did not have any open derivative instruments at June 30, 2020.

At June 30, 2020, the value of the Fund’s investment in affiliated funds was $46,099,911, which represents 5.4% of the Fund’s net assets. Transactions in affiliated funds by the Fund for the fiscal year to date ended June 30, 2020 were as follows:

Name of affiliated fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units, end of period
Short-Term Investments
Eaton Vance Cash Reserves Fund, LLC	$54,547,338	$311,855,166	$(320,297,063)	$(2,819)	$(2,711)	$46,099,911	$565,463	46,099,911

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At June 30, 2020, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1		Level 2	Level 3	Total
Common Stocks	$815,316,861	*	$—	$—	$815,316,861
Short-Term Investments	—		46,099,911	—	46,099,911
Total Investments	$815,316,861		$46,099,911	$—	$861,416,772

*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

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